Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2020
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Finance Income and Finance Costs
21.	Finance Income and Finance Costs

(a)	Finance income and costs recognized in profit or loss for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Finance income
Interest income	~~W~~	69,020	53,378	69,651
Foreign currency gain		160,989	135,006	336,155
Gain on disposal of investments in equity accounted investees		—	4,531	—
Reversal of impairment loss on investments in equity accounted investees		802	1,744	4,149
Gain on transaction of derivatives		2,075	21,752	24,759
Gain on valuation of derivatives		13,059	59,781	—
Gain on disposal of financial assets at fair value through profit or loss		—	138	—
Gain on valuation of financial assets at fair value through profit or loss		8,186	402	4,072

	~~W~~	254,131	276,732	438,786

Finance costs
Interest expense	~~W~~	80,517	172,750	370,479
Foreign currency loss		184,309	154,421	194,384
Loss on disposal of investments in equity accounted investees		595	—	—
Impairment loss on investments in equity accounted investees		17,397	5,123	3,344
Loss on repayment of borrowings		—	—	794
Loss on sale of trade accounts and notes receivable		13,361	19,728	5,258
Loss on transaction of derivatives		49	—	291
Loss on valuation of derivatives		26,600	17,999	187,344
Loss on valuation of financial assets at fair value through profit or loss		225	4,630	2,311
Loss on valuation of financial liabilities at fair value through profit or loss		—	56,384	36,798
Others		3,840	12,212	1,675

	~~W~~	326,893	443,247	802,678

(b)	Finance income and costs recognized in other comprehensive income or loss for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Foreign currency translation differences for foreign operations	~~W~~	(19,987)	106,690	48,181

Finance income (costs) recognized in other comprehensive income (loss) after tax	~~W~~	(19,987)	106,690	48,181